Retirement Plans And Postretirement Benefits (Projected Future Postretirement Cash Flow By Year) (Details) (Postretirement Benefit Costs [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions	$ 1,394
Expected employee contributions	0
2013	1,394
2014	1,365
2015	1,303
2016	1,236
2017	1,139
2018-2022	4,239
Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions	1,132
Expected employee contributions	0
2013	1,132
2014	1,136
2015	1,138
2016	1,127
2017	1,149
2018-2022	$ 5,941